Mercedes-Benz Auto Lease
T
rust 2023-A

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Dates
31-May-2023
Collection Period No.
Collection Period (from... to)
Determination Date
Record Date
Payment Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... 6/15/2023
Actual/360 Days
22
30/360 Days
21
1
1-Apr-2023
13-Jun-2023
14-Jun-2023
15-Jun-2023
24-May-2023
24-May-2023
15-Jun-2023
15-Jun-2023
Summary
Beginning
Balance
355,000,000.00
493,000,000.00
463,100,000.00
77,900,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
212.187545
0.000000
0.000000
0.000000
Initial
Balance
355,000,000.00
493,000,000.00
463,100,000.00
77,900,000.00
Note
Factor
0.787812
1.000000
1.000000
1.000000
Principal
Payment
75,326,578.33
0.00
0.00
0.00
Ending
Balance
279,673,421.67
493,000,000.00
463,100,000.00
77,900,000.00
1,389,000,000.00
T
otal Note Balance
1,389,000,000.00
75,326,578.33
1,313,673,421.67
Overcollateralization
193,911,701.69
193,906,683.46
193,911,701.69
T
otal Securitization
V
alue
present value of lease payments
present value of Base Residual
V
alue
1,582,91
1,701.69
794,491,414.69
788,420,287.00
1,507,580,105.13
731,451,310.82
776,128,794.31
1,582,91
1,701.69
794,491,414.69
788,420,287.00
Amount
Percentage
Initial Overcollateralizatio
n
Amount
T
arget Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
193,911,701.69
193,906,683.46
193,906,683.46
12.25%
12.25%
12.25%
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.240000%
4.740000%
4.710000%
Interest per
$1000 Fac
e
Amount
0.000000
3.056667
2.765000
2.747500
Interest & Principal
Payment
75,326,578.33
1,506,936.67
1,280,471.50
214,030.25
Interest & Principal Payment
per $1000 Fac
e
Amount
212.187545
3.056667
2.765000
2.747500
Interest Payment
0.00
1,506,936.67
1,280,471.50
214,030.25
$78,328,016.75
T
otal
3,001,438.42

Mercedes-Benz Auto Lease
T
rust 2023-A
Investor Report
Collection Period Ended

Amounts in USD
31-May-2023
Lease Payments Received
Net Sales Proceeds-early terminations (incl Defaulted Leases)
Net Sales Proceeds-scheduled terminations
Excess wear and tear included in Net Sales Proceeds
Excess mileage included in Net Sales Proceeds
Repurchase Payments
Advances made by the Servicer
Investment Earnings
T
otal
A
vailable Collections
T
otal Exchange Note Payments
Reserv
e
Account Dra
w
Amount
T
otal
A
vailable Funds
A
vailable Funds ABS Notes
A
vailable 2023-A Collections
1
1
1,466,551.72
Initial
Balance
Beginning
Balance
Ending
Balance
Exchange Note Balance
1,503,766,1
16.61
1,503,766,1
16.61
1,428,434,520.05
79,931,862.06
79,931,862.06
0.00
Subtotal
66,300,456.74
41,920,931.96
2,989,353.82
-243.99
9,967.69
111,210,742.52
158,684.80
0.00
97,124.40
3,001,438.42
0.00
0.00
75,326,578.33
0.00
0.00
(8) Excess Collections to Certificateholders
T
otal Distribution
(1)
T
otal Trustee Fees and an
y
Asset Representations Reviewer fees
(max. $250,000 p.a.)
(2) Interest Distributabl
e
Amount Clas
s
A Notes
(3) Priority Principal Distributio
n
Amount
(4)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(5) Regular Principal Distributio
n
Amount
(6) Additional Servicing Fee and Transition Costs
(7)
T
otal Trustee Fees and an
y
Asset Representations Reviewer fees
[not previously paid under (1)]
0.00
79,931,862.06
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2) Exchange Note Interest Distributabl
e
Amount
(5.25%)
(3) Exchange Note Principal Distributabl
e
Amount
(4) Any amounts by which the sum payable pursuant to Section 8.03(a)(i)
through (vii) of the Indenture (or, if applicable, pursuant to Section
5.04(b)(i)through (vii) of the Indenture) exceed the sum of the Exchange
Note Interest Distributabl
e
Amount and the Exchange Note Principal
Distributabl
e
Amount
(5) Remaining Funds Payable
T
otal Distribution
1
1
1,466,551.72
Distributions ABS Notes
Distribution on the Exchange Note
2,638,186.17
0.00
4,605,283.73
75,326,578.33
0.00
1,603,845.31
28,896,503.49

Mercedes-Benz Auto Lease
T
rust 2023-A

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Distribution Detail
Amount Paid
Shortfall
Amount Due
T
otal Servicing Fee
T
otal Trustee Fee
2,638,186.17
0.00
0.00
0.00
2,638,186.17
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,001,438.42
0.00
1,506,936.67
1,280,471.50
214,030.25
0.00
0.00
0.00
0.00
0.00
3,001,438.42
0.00
1,506,936.67
1,280,471.50
214,030.25
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
Interest Distributabl
e
Amount Clas
s
A
Notes
0.00
0.00
0.00
0.00
0.00
3,001,438.42
0.00
0.00
0.00
0.00
0.00
3,001,438.42
0.00
0.00
0.00
0.00
0.00
0.00
Priority Principal Distributio
n
Amount
0.00
0.00
0.00
Regular Principal Distributio
n
Amount
75,326,578.33
0.00
75,326,578.33
Principal Distributio
n
Amount
75,326,578.33
75,326,578.33
0.00

Mercedes-Benz Auto Lease
T
rust 2023-A

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Investment Earnings
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Deficiency
3,957,279.25
Reserve Fund Require
d
Amount
Reserve Fun
d
Amount - Beginning Balance
plus top up Reserve Fund up to the Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Reserve Fun
d
Amount - Ending Balance
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Exchange Note
Collectio
n
Account
Investment Earnings for the Collection Period
3,556.14
93,568.26
97,124.40
3,957,279.25
0.00
3,556.14
3,556.14
0.00
3,957,279.25
0.00
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Clas
s
A-1 Notes $349M (20.9%), Clas
s
A-2 Notes $493M (29.5%), Clas
s
A-3 Notes $463M (27.7%), Clas
s
A-4 Notes $78M (4.7%), Certificates $289M (17.3%),
T
otal $1,672M
(100.0%*).
The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and Certificates, or $83,608,680, according to Regulation RR.
*Percentages don’t add up due to rounding
.

Mercedes-Benz Auto Lease
T
rust 2023-A

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Pool Statistics
Pool Data
95.24%
Pool Factor
Number of Leases
34,991
Cutoff Date Securitization
V
alue
Securitization
V
alue beginning of Collection Period
Principal portion of lease payments
T
erminations- Early
T
erminations- Scheduled
Repurchase Payment (excluding interest)
Gross Losses
Securitization
V
alue end of Collection Period
1,582,911,701.69
36,557,537.95
34,107,462.88
2,579,473.25
158,684.80
1,928,437.68
1,507,580,105.13
Amount
1,582,911,701.69
34,991
33,912
As of Cutoff Date
11.25%
28.22
14.94
998,583,831.26
W
eighte
d
A
verage Securitization Rate
W
eighte
d
A
verage Remaining
T
erm (months)
W
eighte
d
A
verage Seasoning (months)
Aggregate Base Residual
V
alue
Cumulative Turn-in Ratio
Proportion of base prepayment assumption realized life to date
Actual lifetime prepayment speed
Current
11.25%
27.58
15.64
968,647,569.90
16.31%
289.74%
1.03%
Delinquency Profile
*A lease is not considered delinquent if the amount past due is less than
10% of the payment due under such lease
**Based on the actual Securitization
V
alue of the respective leases
Amount **
1,503,649,665.32
2,994,949.96
909,405.21
26,084.64
1,507,580,105.13
Percentage
99.74%
0.20%
0.06%
0.00%
100.00%
Delinquency Profile *
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Number of Leases
33,839
58
14
1
33,912
Delinquency
T
rigger
5.147%
60+ Delinquency Leases to EO
P
Aggregate Securitization
V
alue
0.062%
Delinquency Trigger occurred
No

Mercedes-Benz Auto Lease
T
rust 2023-A

Amounts in USD
Investor Report
Collection Period Ended
31-May-2023
Loss Statistics
Current
Credit Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Defaulted Leases, Beg of Collection Period
Liquidation Proceeds
Recoveries
1,893,423.10
2,183,238.38
0.00
Principal Net Credit Loss / (Gain)
(289,815.28)
(289,815.28)
46
1,893,423.10
46
2,183,238.38
0.00
Net Credit Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second
Prior Collection Period Third
Prior Collection Period
Four Mont
h
A
verage
(0.113)%
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date Securitization
V
alue
A
verage Net Credit Loss / (Gain)
(6,300.33)
(0.018)%
(0.113)%
NA
NA
NA
Current
Residual Loss
Amount
Number of Leases
Cumulative
Amount
Number of Leases
Securitization
V
alue of Liquidated Leases, Beg of Collection Period
Sales Proceeds and Other Payments Received
Residual Loss / (Gain)
36,721,950.71
42,911,795.74
1,031
36,721,950.71
1,031
42,911,795.74
(6,189,845.03)
(6,189,845.03)
Residual Loss / (Gain) as % of
A
verage Securitization
V
alue (annualized):
Current Collection Period
Prior Collection Period
Second
Prior Collection Period Third
Prior Collection Period
Four Mont
h
A
verage
(2.403)%
A
verage Residual Loss / (Gain)
Cumulative Residual Loss / (Gain) as % of Cutoff Date Securitization
V
alue
(0.391)%
(6,003.73)
(2.403)%
NA
NA
NA